Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2021	2020
	$	$
Salaries and benefits	2,943	3,291
Share-based compensation	2,413	1,096
Total compensation	5,356	4,387